Equity (Details 3) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of changes in equity [abstract]
Treasury shares acquired to be cancelled	(126.2)	(30.7)	(32.6)
Shares acquired for cancellation, equity impact	$ (10,787)	$ (2,775)	$ (2,897)
Other share purchases	(1.4)	(1.5)	(1.7)
Other share purchases, equity impact	$ (123)	$ (145)	$ (159)
Purchase of treasury shares	(127.6)	(32.2)	(34.3)
Purchase of treasury shares, equity impact	$ (10,910)	$ (2,920)	$ (3,056)
Exercise of options and employee transactions shares	1.9	0.6	14.7
Exercise of options and employee transactions, equity impact	$ 88	$ 39	$ 806
Equity based compensation shares	10.4	9.6	11.0
Equity-based compensation, equity impact	$ 854	$ 745	$ 730
Shares delivered to divested business employees	0.0	0.1	0.4
Shares delivered to divested business employees, equity impact	$ 5	$ 17	$ 30
Total number of outstanding treasury shares	(115.3)	(21.9)	(8.2)
Total equity impact of treasury share movements	$ (9,963)	$ (2,119)	$ (1,490)